Investment Strategy	Aug. 20, 2025
Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following information is added after the fourth paragraph under the headings “Principal Investment Strategies” in the prospectuses, as applicable:

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).